The Lincoln National Life Insurance Company
                Lincoln National Variable Annuity Accounts E & H
                             The American Legacy(R)
                              American Legacy II(R)
                             American Legacy III(R)
                           American Legacy III(R) Plus
                         American Legacy III(R) C Share
                 American Legacy(R) Shareholder's Advantage(SM)
                       Supplement dated July 27, 2001 to
                       the Prospectuses dated May 1, 2001

This supplement describes certain changes to the above-referenced Prospectuses. The effective date of these changes is July 30, 2001.

The Estate Enhancement Benefit Rider may not be available in all states and is not currently available for contracts sold as IRAs or Roth IRAs.

The following sentence has been added to the first paragraph under the section titled "The contracts-Income4Life Solution for IRA Contracts" and to the first paragraph under the section titled "Annuity payouts-Income4Life Solution (Non-Qualified Annuity Contracts ONLY)":

                  The charge will begin on the effective date of the contract for new contracts issued with the Income4Life solution.

The following sentence has been added to the second paragraph under the section titled "Annuity payouts-Income4Life Solution (Non-Qualified Annuity Contracts
ONLY)":

                  The fixed account is not available with the Income4Life Solution.

The following paragraph has been added as the second paragraph under the section titled "Federal tax matters-Qualified retirement plans":

                  Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 raises limits on the amount of purchase payments that can be made to most qualified plans and qualified contracts. The new law also increases the transferability of assets between these various plans and contracts. Your tax advisor should be contacted concerning the ramifications of this new law upon you.

                   Lincoln Life & Annuity Company of New York
                Lincoln Life & Annuity Variable Annuity Account H
                             American Legacy III(R)
                         American Legacy III(R) C Share
                     Supplement dated July 27, 2001 to the
                         Prospectuses dated May 1, 2001

This supplement describes certain changes to the above-referenced Prospectuses. The effective date of these changes is July 30, 2001.

The following sentence has been added to the first paragraph under the section titled "The contract-Income4Life Solution for IRA Contracts" and to the first paragraph under the section titled "Annuity payouts-Income4Life Solution (Non-qualified Annuity Contracts ONLY)":

                  The charge will begin on the effective date of the contract for new contracts issued with the Income4Life solution.

The following sentence has been added to the second paragraph under the section titled "Annuity payouts-Income4Life Solution (Non-Qualified Annuity Contracts
ONLY)":

                  The fixed account is not available with the Income4Life Solution.

The following paragraph has been added as the second paragraph under the section titled "Federal tax matters-Qualified retirement plans":

                  Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 raises limits on the amount of purchase payments that can be made to most qualified plans and qualified contracts. The new law also increases the transferability of assets between these various plans and contracts. Your tax advisor should be contacted concerning the ramifications of this new law upon you.